U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Sentinel Group Funds, Inc.
     National Life Drive
     Montpelier, VT 05604


2.   Name of each series or class of funds for which this notice is filed:

     Sentinel Balanced Fund (the "Balanced Fund")
     Sentinel Bond Fund (the "Bond Fund")
     Sentinel Emerging Growth Fund (the "Emerging Growth Fund")
     Sentinel Short-Intermediate Government Fund (the "Short-
     Intermediate Fund")
     Sentinel Tax-Free Income Fund (the "Tax-Free Fund")
     Sentinel U.S. Treasury Money Market Fund (the "Treasury Fund") Sentinel World Fund (the "World Fund")


3.   Investment Company Act File Number:

     811-214

     Securities Act File Number:

     2-10685


4.   Last day of fiscal year for which this notice is filed:

     11/30/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       (  )


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

     Not applicable.


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Balanced Fund                             None
     Bond Fund                                 None
     Emerging Growth Fund                 1,396,673 Shares
     Short-Intermediate Fund                   None
     Tax-Free Fund                             None
     Treasury Fund                             None
     World Fund                                None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Balanced Fund                        524,871 Shares
     Bond Fund                          2,202,274 Shares
     Emerging Growth Fund               1,639,588 Shares
     Short-Intermediate Fund               27,911 Shares
     Tax-Free Fund                        761,933 Shares
     Treasury Fund                        290,000 Shares
     World Fund                            19,568 Shares


9. Number and aggregate sale price of securities sold during the fiscal year:

     Balanced Fund                        2,830,319 Shares   $ 54,709,179
     Bond Fund                            3,604,874 Shares   $ 24,587,829
     Emerging Growth Fund                 3,440,645 Shares   $ 19,064,156
     Short-Intermediate Fund              3,287,981 Shares   $ 33,011,329
     Tax-Free Fund                          916,684 Shares   $ 13,351,618
     Treasury Fund                      206,474,970 Shares   $206,474,970
     World Fund                           2,082,277 Shares   $ 34,261,211


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Balanced Fund                        2,305,448 Shares   $ 45,025,400
     Bond Fund                            1,402,600 Shares   $  9,734,044
     Emerging Growth Fund                   404,384 Shares   $  2,260,507
     Short-Intermediate Fund              3,260,070 Shares   $ 32,731,103
     Tax-Free Fund                          154,751 Shares   $  2,265,555
     Treasury Fund                      206,184,970 Shares   $206,184,970
     World Fund                           2,062,709 Shares   $ 34,137,834


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Balanced Fund                         837,738 Shares     $13,985,360
     Bond Fund                             759,290 Shares     $ 4,765,812
     Emerging Growth Fund                3,479,603 Shares     $15,171,070
     Short-Intermediate Fund               170,709 Shares     $ 1,660,864
     Tax-Free Fund                         245,147 Shares     $ 3,267,058
     Treasury Fund                       3,297,258 Shares     $ 3,297,258
     World Fund                             47,048 Shares     $   660,554


12(a).    Calculation of Balanced Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):



               $45,025,400


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $13,985,360


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $49,920,265


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               $9,090,495


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $2,754.70
               _________


12(b).    Calculation of Bond Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $9,734,044


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $4,765,812


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $29,805,460


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($15,305,604)


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               __


12(c).    Calculation of Emerging Growth Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


               $2,260,507


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $15,171,070

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $21,733,341


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($4,301,765)


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               __


12(d).    Calculation of Short-Intermediate Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $32,731,103


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):


               + $1,660,864


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $25,615,589


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable):

               $8,776,378

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300



     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $2,659.51
               _________

12(e).    Calculation of Tax-Free Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $2,265,555


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $3,267,058


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $24,407,249


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               ($18,874,636)


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $0
               __


12(f).    Calculation of Treasury Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $206,184,970

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $3,297,258


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $206,471,662


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               $3,010,566


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $912.29
               _______



12(g).    Calculation of World Fund registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $34,137,834


      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               + $660,554


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               - $12,188,972


      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               + $0


       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
               (ii), less line (iii), plus line (iv)) (if applicable):

               $22,609,416


      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

               x 1/3300


     (vii)     Fee due (line (i) or line (v) multiplied by line (vi)):

               $6,851.34
               _________


12(h). Total registration fee due for all series or classes of funds for which this notice is filed:

               Balanced Fund                         $  2,754.70
               Bond Fund                             $      0.00
               Emerging Growth Fund                  $      0.00
               Short-Intermediate Fund               $  2,659.51
               Tax-Free Fund                         $      0.00
               Treasury Fund                         $    912.29
               World Fund                            $  6,851.34
                                                        ________

                                                     $ 13,177.84
                                                       =========




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).

                                                  (X)


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 28, 1997



                                  SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)  /s/ Marvin Aber

                               ----------------------------------
                                 Marvin Aber
                                 Vice President and Treasurer

     Date:  January 29, 1997